Document and Entity Information	Jun. 09, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 09, 2026
Entity Registrant Name	Enliven Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39247
Entity Tax Identification Number	81-1523849
Entity Address Address Line 1	205 Park Road
Entity Address City Or Town	Burlingame
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94010
City Area Code	650
Local Phone Number	547-5814
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ELVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001672619
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	6200 Lookout Road
Entity Address City Or Town	Boulder
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80301